INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Total	$ 9,894	$ 4,465
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	5,134	0
Australian regulated terminal
Disclosure of information for cash-generating units [line items]
Total	1,957	1,817
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,144	1,049
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	1,100	1,054
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	289	265
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	130	136
Other
Disclosure of information for cash-generating units [line items]
Total	$ 140	$ 144